UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21506

Name of Fund:  BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Enhanced Capital and Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Enhanced Capital and Income Fund, Inc.

Schedule of Investments as of September 30, 2007 (Unaudited)                                                    (in U.S. dollars)

                                          Shares
Industry                                    Held    Preferred Stocks                                                     Value
Food Products - 0.7%                          20    H.J. Heinz Finance Co., 6.226% (e)                            $     2,027,500

                                                    Total Preferred Stocks (Cost - $2,164,267) - 0.7%                   2,027,500


                                                    Common Stocks
Aerospace & Defense - 5.4%                52,400    Honeywell International, Inc.                                       3,116,228
                                          31,900    Lockheed Martin Corp.                                               3,460,831
                                          44,600    Northrop Grumman Corp.                                              3,478,800
                                          76,700    Raytheon Co.                                                        4,894,994
                                                                                                                  ---------------
                                                                                                                       14,950,853

Airlines - 0.3%                           43,600    Delta Air Lines, Inc. (d)                                             782,620

Automobiles - 1.0%                        84,800    Honda Motor Co., Ltd. (a)                                           2,828,928

Capital Markets - 4.1%                   125,425    The Bank of New York Mellon Corp.                                   5,536,260
                                          94,600    Morgan Stanley                                                      5,959,800
                                                                                                                  ---------------
                                                                                                                       11,496,060

Chemicals - 1.5%                          81,500    E.I. du Pont de Nemours & Co.                                       4,039,140

Commercial Banks - 1.1%                   87,800    Wells Fargo & Co.                                                   3,127,436

Communications Equipment - 1.0%          285,100    Alcatel SA (a)                                                      2,902,318

Computers & Peripherals - 5.0%            59,300    Hewlett-Packard Co.                                                 2,952,547
                                          74,600    International Business Machines Corp.                               8,787,880
                                         393,200    Sun Microsystems, Inc. (d)                                          2,205,852
                                                                                                                  ---------------
                                                                                                                       13,946,279

Diversified Financial                     88,027    Bank of America Corp.                                               4,425,117
Services - 7.6%                          191,190    Citigroup, Inc.                                                     8,922,837
                                         168,872    JPMorgan Chase & Co.                                                7,737,715
                                                                                                                  ---------------
                                                                                                                       21,085,669

Diversified Telecommunication
Services - 5.2%                          123,770    AT&T Inc.                                                           5,236,709
                                         449,300    Qwest Communications International Inc. (d)                         4,115,588
                                         114,200    Verizon Communications, Inc.                                        5,056,776
                                                                                                                  ---------------
                                                                                                                       14,409,073

Electric Utilities - 2.8%                 64,700    FPL Group, Inc.                                                     3,938,936
                                         107,300    The Southern Co.                                                    3,892,844
                                                                                                                  ---------------
                                                                                                                        7,831,780

Energy Equipment & Services - 3.4%       111,700    BJ Services Co.                                                     2,965,635
                                          36,900    GlobalSantaFe Corp.                                                 2,805,138
                                          99,500    Halliburton Co.                                                     3,820,800
                                                                                                                  ---------------
                                                                                                                        9,591,573

Food & Staples Retailing - 0.4%           26,000    Wal-Mart Stores, Inc.                                               1,134,900

Food Products - 5.6%                      82,400    General Mills, Inc.                                                 4,780,024
                                         146,200    Kraft Foods, Inc.                                                   5,045,362
                                         182,000    Unilever NV (a)                                                     5,614,700
                                                                                                                  ---------------
                                                                                                                       15,440,086

Health Care Equipment &                   54,100    Baxter International, Inc.                                          3,044,748
Supplies - 2.0%                           63,325    Covidien Ltd.                                                       2,627,987
                                                                                                                  ---------------
                                                                                                                        5,672,735

Household Durables - 1.0%                 61,700    Koninklijke Philips Electronics NV                                  2,772,798

Household Products - 1.6%                 62,300    Kimberly-Clark Corp.                                                4,377,198

IT Services - 1.0%                       432,500    Unisys Corp. (d)                                                    2,863,150

Industrial Conglomerates - 3.4%          121,500    General Electric Co.                                                5,030,100
                                          99,525    Tyco International Ltd.                                             4,412,939
                                                                                                                  ---------------
                                                                                                                        9,443,039

Insurance - 7.5%                         155,400    American International Group, Inc.                                 10,512,810
                                          33,600    Hartford Financial Services Group, Inc. (f)                         3,109,680
                                         102,400    The Travelers Cos., Inc.                                            5,154,816
                                          24,900    XL Capital Ltd. Class A                                             1,972,080
                                                                                                                  ---------------
                                                                                                                       20,749,386

Machinery - 1.2%                          21,500    Deere & Co.                                                         3,191,030

Media - 4.3%                             113,050    Comcast Corp. Special Class A (d)                                   2,708,678
                                         355,400    Time Warner, Inc.                                                   6,525,144
                                          80,700    Walt Disney Co.                                                     2,775,273
                                                                                                                  ---------------
                                                                                                                       12,009,095

Metals & Mining - 1.7%                   118,900    Alcoa, Inc.                                                         4,651,368

Multi-Utilities - 1.5%                    50,200    Consolidated Edison, Inc.                                           2,324,260
                                          22,100    Dominion Resources, Inc.                                            1,863,030
                                                                                                                  ---------------
                                                                                                                        4,187,290

Office Electronics - 1.8%                292,400    Xerox Corp. (d)                                                     5,070,216

Oil, Gas & Consumable Fuels - 8.8%        73,400    Anadarko Petroleum Corp.                                            3,945,250
                                          46,400    Chevron Corp.                                                       4,342,112
                                          24,200    Consol Energy, Inc.                                                 1,127,720
                                         128,700    Exxon Mobil Corp.                                                  11,912,472
                                          67,900    Peabody Energy Corp.                                                3,250,373
                                                                                                                  ---------------
                                                                                                                       24,577,927

Pharmaceuticals - 8.0%                   157,700    Bristol-Myers Squibb Co.                                            4,544,914
                                          44,300    GlaxoSmithKline Plc (a)                                             2,356,760
                                          65,700    Johnson & Johnson                                                   4,316,490
                                         208,000    Pfizer, Inc.                                                        5,081,440
                                         111,900    Schering-Plough Corp.                                               3,539,397
                                          52,000    Wyeth                                                               2,316,600
                                                                                                                  ---------------
                                                                                                                       22,155,601

Semiconductors & Semiconductor            82,300    Applied Materials, Inc.                                             1,703,610
Equipment - 7.6%                         181,200    Fairchild Semiconductor International, Inc. (d)                     3,384,816
                                         158,400    Intel Corp.                                                         4,096,224
                                         771,200    LSI Logic Corp. (d)                                                 5,722,304
                                         293,200    Micron Technology, Inc. (d)                                         3,254,520
                                         299,700    Taiwan Semiconductor Manufacturing Co., Ltd. (a)                    3,032,964
                                                                                                                  ---------------
                                                                                                                       21,194,438

Thrifts & Mortgage Finance - 0.8%         36,000    Fannie Mae                                                          2,189,160

                                                    Total Common Stocks (Cost - $229,969,777) - 96.6%                 268,671,146


                                            Face
                                          Amount    Short-Term Securities
Time Deposits - 0.0%                $      6,490    Brown Brothers Harriman & Co., 4.37% due 10/01/2007                     6,490




                                      Beneficial
                                        Interest
                                    $ 11,715,243    BlackRock Liquidity Series, LLC Cash Sweep
                                                    Series, 5.22% (b)(c)                                               11,715,243

                                                    Total Short-Term Securities (Cost - $11,721,733) - 4.2%            11,721,733

                                                    Total Investments Before Options Written
                                                    (Cost - $243,855,777) - 101.5%                                    282,420,379


                                       Number of
                                       Contracts    Options Written
Call Options Written - (1.0%)                100    Chevron Corp., expiring January 2008 at USD 90                       (76,500)
                                             188    S&P 500 Index, expiring October 2007 at USD 145                   (1,637,480)
                                             738    S&P 500 Index, expiring October 2007 at USD 155                     (981,540)

                                                    Total Options Written
                                                    (Premiums Received - $2,477,809) - (1.0%)                         (2,695,520)

                                                    Total Investments, Net of Options Written
                                                    (Cost - $241,377,968*) - 100.5%                                   279,724,859
                                                    Liabilities in Excess of Other Assets - (0.5%)                    (1,409,525)
                                                                                                                  ---------------
                                                    Net Assets - 100.0%                                           $   278,315,334
                                                                                                                  ===============




  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                          $       242,110,679
                                            ===================
    Gross unrealized appreciation           $        42,438,692
    Gross unrealized depreciation                   (4,824,512)
                                            -------------------
    Net unrealized appreciation             $        37,614,180
                                            ===================

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                            Net              Interest
    Affiliate                             Activity            Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                 $  (295,163)        $  856,960


(c) Represents the current yield as of September 30, 2007.

(d) Non-income producing security.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) All or a portion of security held as collateral in connection with open financial futures contracts.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of September 30, 2007 were as follows:

     Number of                    Expiration         Face         Unrealized
     Contracts     Issue             Date            Value       Appreciation

         22     S&P 500 Index    December 2007    $  8,378,346    $  81,204



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Capital and Income Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Enhanced Capital and Income Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Enhanced Capital and Income Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Enhanced Capital and Income Fund, Inc.


Date: November 20, 2007